Share based compensation - Compensation expense recognized (Details) - 2021 Option Plan - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share based compensation
Total compensation expense recognized	¥ 70,925	¥ 52,226
Selling, general and administrative expenses
Share based compensation
Total compensation expense recognized	55,066	32,565
Research and development expenses
Share based compensation
Total compensation expense recognized	¥ 15,859	¥ 19,661